BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES:

a.	BASIS OF PREPARATION

 The Company’s condensed consolidated interim financial statements for the six months ended June 30, 2024 (the "Condensed Consolidated Interim Financial Statements"), have been prepared in accordance with International Accounting Standard IAS 34, “Interim Financial Reporting”. These Condensed Consolidated Interim Financial Statements, that are unaudited, do not include all the information and disclosures that would otherwise be required in a complete set of annual financial statements and should be read in conjunction with the annual financial statements as of December 31, 2023, and their accompanying notes, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as published by the International Accounting Standards Board (“IASB”). The results of operations for the six months ended June 30, 2024, are not necessarily indicative of the results that may be expected for the entire fiscal year or for any other interim period.

b.	SIGNIFICANT ACCOUNTING POLICIES

1)	General

The accounting policies applied in the preparation of the Condensed Consolidated Interim Financial Statements are consistent with those applied in the preparation of the annual financial statements as of December 31, 2023, except for the reclassification of derivative financial instruments from non-current liabilities to current liabilities, as described in note 2b(2).

2)	New international financial reporting standards, amendments to standards and new interpretations

Classification of Liabilities as Current or Non-Current (Amendment to IAS 1)

The narrow-scope amendments to IAS 1, “Presentation of Financial Statements,” clarify that liabilities are classified as either current or noncurrent, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the entity’s expectations or events after the reporting date. The amendments also clarify what IAS 1 means when it refers to the settlement’ of a liability. The amendments may affect the classification of liabilities, particularly for entities that previously considered management’s intentions to determine classification and for some liabilities that can be converted into equity. The Company adopted these amendments effective January 1, 2024. The impact on the Company’s financial statements of these amendments was the reclassification of the Company’s derivative financial instruments from non-current to current as of its effective date. The Company has retrospectively applied the amendments in these interim financial statements and, accordingly, has retrospectively adjusted the comparative balance sheet for December 31, 2023 to reclassify its warrant liabilities ($741 as of December 31, 2023) from non-current to current. Adoption of the amendments had no other impact on the Company’s financial statements.

IFRS 18, Presentation and Disclosure in the Financial Statements

This standard replaces the international accounting standard IAS 1, “Presentation of Financial Statements.” As part of the new disclosure requirements, companies will be required to present new defined subtotals in the statements of income, as follows: (1) operating profit and (2) profit before financing and tax. In addition, income statement items will be classified into three defined categories: operating, investment and financing. The standard also includes a requirement to provide a separate disclosure in the financial statements regarding the use of management-defined performance measures (“non-GAAP measures”), and specific instructions were added for the grouping and splitting of items in the financial statements and in the notes to the financial statements. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, with an option for early adoption.